Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Restructuring
Restructuring

During the year 2012, we initiated cost savings plans related to the consolidation and integration of the recently acquired Mead C&OP business. The most significant of these plans relates to our dated goods business and includes the 2013 closure of a manufacturing and distribution facility in East Texas, Pennsylvania and relocation of its activities to other facilities within the Company. We have also committed to certain cost savings plans that are expected to improve the efficiency and effectiveness of our U.S. and European businesses, which are independent of any plans related to our acquisition of the Mead C&OP business.

During the year ended December 31, 2012, the Company recorded restructuring charges of $24.3 million. No new restructuring initiatives were expensed in the years ended December 31, 2011 or 2010.

A summary of the activity in the restructuring accounts and a reconciliation of the liability for the year ended December 31, 2012 is as follows:

(in millions of dollars)	Balance at December 31, 2011	Provision/ (Income)	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2012
Employee termination costs	$0.3	$24.0	$(9.2)	$0.1	$15.2
Termination of lease agreements	0.7	(0.1)	(0.4)	—	0.2
Other	—	0.1	(0.1)	—	—
Sub-total	1.0	24.0	(9.7)	0.1	15.4
Asset impairments/net loss on disposal of assets resulting from restructuring activities	0.2	0.3	(0.3)	(0.2)	—
Total restructuring liability	$1.2	$24.3	$(10.0)	$(0.1)	$15.4

Management expects the $15.2 million employee termination costs balance to be substantially paid within the next 12 months. Cash payments associated with lease termination costs of $0.2 million are expected to be paid within the next six months.

Not included in the restructuring table above is a $0.1 million net gain on the sale of a manufacturing facility and certain assets in the U.K. The sale, which occurred during the second quarter of 2012, generated net cash proceeds of $2.7 million. The gain on sale has been recognized our Consolidated Statements of Operations in selling, general and administrative expenses.

A summary of the activity in the restructuring accounts and a reconciliation of the liability for the year ended December 31, 2011 is as follows:

(in millions of dollars)	Balance at December 31, 2010	Provision/ (Income)	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2011
Employee termination costs	$2.2	$(0.6)	$(1.4)	$0.1	$0.3
Termination of lease agreements	3.0	(0.5)	(1.9)	0.1	0.7
Sub-total	5.2	(1.1)	(3.3)	0.2	1.0
Asset impairments/net loss on disposal of assets resulting from restructuring activities	—	0.4	(0.1)	(0.1)	0.2
Total restructuring liability	$5.2	$(0.7)	$(3.4)	$0.1	$1.2

A summary of the activity in the restructuring accounts and a reconciliation of the liability for the year ended December 31, 2010 is as follows:

(in millions of dollars)	Balance at December 31, 2009	Provision/ (Income)	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2010
Employee termination costs	$8.0	$(1.5)	$(3.9)	$(0.4)	$2.2
Termination of lease agreements	4.4	0.2	(1.5)	(0.1)	3.0
Sub-total	12.4	(1.3)	(5.4)	(0.5)	5.2
Asset impairments/net loss on disposal of assets resulting from restructuring activities	—	0.8	—	(0.8)	—
Total restructuring liability	$12.4	$(0.5)	$(5.4)	$(1.3)	$5.2

In addition to the restructuring described above, in the first quarter of 2011 we initiated plans to rationalize our European operations. The associated costs primarily relate to employee terminations, which were accounted for as regular business expenses and were largely offset by associated savings realized during the remainder of the 2011 year. These costs totaled $4.5 million during the year ended December 31, 2011 and are included within advertising, selling, general and administrative expenses in the Consolidated Statements of Operations.

A summary of the activity in the rationalization charges and a reconciliation of the liability for the year ended December 31, 2011 is as follows:

(in millions of dollars)	Balance at December 31, 2010	Provision	Cash Expenditures	Non-cash Items/ Currency Change	Balance at December 31, 2011
Employee termination costs	$—	$4.5	$(4.2)	$0.1	$0.4

The $0.4 million of employee termination costs remaining as of December 31, 2011 were paid in 2012.